SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 1) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Finished goods	$ 116	$ 301	$ 1,273
Work in process	276	307	326
Raw materials and supplies	119	145	325
Total inventories	$ 511	$ 753	$ 1,924